Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before tax	$ (11,254,626)	$ (16,791,770)	$ (1,076,823)
Singapore statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ (1,913,286)	$ (2,854,601)	$ (183,060)
Reconciling items:
Income not subject to tax in Singapore			(11,680)
Non-deductible expenses	1,875,179	2,236,523
Change in valuation allowance		618,078	$ 194,740
Others	38,107
Income tax expenses	$ 0	$ 0